Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Electronic equipment	$31,202	$31,261
Office equipment, furniture and fixtures	11,425	11,455
Motor vehicles	43,686	—
Subtotal	86,313	42,716
Less: accumulated depreciation	(34,624)	(21,572)
Total	$51,689	$21,144